Schedule of Effects of Reinsurance on Contract Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effects of Reinsurance [Line Items]
Direct contract benefits	$ 219,527	$ 226,424	$ 227,796
Contract benefits, net of reinsurance	208,403	203,594	213,279
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed contract benefits	900	1,088	381
Ceded contract benefits	(13,355)	(15,920)	(6,535)
Affiliate
Effects of Reinsurance [Line Items]
Ceded contract benefits	$ 1,331	$ (7,998)	$ (8,363)